Tidal ETF Trust

234 W Florida St, Suite 203

Milwaukee, WI 53204

September 20, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal ETF Trust (the “Trust”)

File Nos. 333-227298, 811-23377

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the Newday Ocean Health ETF and the Newday Diversity, Equity & Inclusion ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective September 19, 2023, and filed electronically as Post-Effective Amendment No. 195 to the Trust’s Registration Statement on Form N-1A on September 19, 2023.

If you have any questions or require further information, please contact Michael Pellegrino at (844) 986-7700 (Extension 746) or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino

General Counsel

Toroso Investments, LLC